Note 8 - Intangible assets, net: Schedule of Intangible assets consisted (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Intangible assets consisted

	As of December 31, 2025	As of December 31, 2024

Land use rights*	$28,314	$27,126
Software	212,790	116,331
Technology knowhow	131,531	13,175
Less: Accumulated amortization	(130,804)	(97,484)
Total intangible assets, net	$241,831	$59,148